Deferred government grants (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Received government grants	$ 2,280
Total government grant income	71
NYSERDA [member]
IfrsStatementLineItems [Line Items]
Received government grants	$ 2,273